Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Central Index Key	0001799207
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity File Number	001-41982
Entity Registrant Name	Auna S.A.
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	6, rue Jean Monnet
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-2180
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.01 per share
Trading Symbol	AUNA
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	2282
Auditor Name	Emmerich, Córdova y Asociados S. Civil de R.L.
Auditor Location	Lima, Peru
Entity Interactive Data Current	Yes
Class A Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	30,095,388
Class B Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	43,917,577
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Gisele Remy Ferrero
Entity Address, Address Line One	6, rue Jean Monnet
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-2180
City Area Code	51
Local Phone Number	1-205-3500